INVENTORIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Raw materials	$ 13,515,011	$ 12,084,766
Work-in-progress	508,117	188,794
Finished goods	1,196,975	5,025,736
Less: reserve for inventories.	(119,775)	(121,370)
Inventories, net	$ 15,100,328	$ 17,177,926